Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of cash flows - Parent [Member] - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 11,319,952	$ 7,558,222	$ 7,551,465
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary	(12,319,027)	(7,558,222)	(7,551,465)
Net cash used in operating activities	(999,075)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment for short-term investments	(15,330,660)
Redemption of short-term investments	1,801,927
Net cash used in investing activities	(13,528,733)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of ordinary shares in IPO	25,957,457
Cash lent to subsidiaries	(11,358,764)
Net cash provided by financing activities	14,598,693
EFFECT OF CHANGES OF FOREIGN EXCHANGE RATES ON CASH	39,508
CHANGES IN CASH	110,393
CASH, beginning of year
CASH, end of year	$ 110,393